Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 46,444,271	$ 48,037,327	$ 50,240,863
Payroll [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	27,981,483	29,871,087	30,949,799
Social contributions on payroll [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	6,531,544	6,872,376	6,793,541
Personnel Compensations and Rewards [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	9,698,832	8,772,365	9,697,005
Services for Personnel [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	1,183,790	1,155,040	1,468,250
Other Short-term Personnel Expenses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	900,868	1,179,677	1,127,034
Other Long-term Personnel Expenses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 147,754	$ 186,782	$ 205,234